DEBT FACILITIES - Recourse Debt (Details) € in Millions, £ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 CAD ($)	Mar. 31, 2017 CAD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CAD ($)	Mar. 31, 2018 GBP (£)	Mar. 31, 2018 EUR (€)	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CAD ($)	Mar. 31, 2017 GBP (£)	Mar. 31, 2017 EUR (€)
Disclosure of detailed information about borrowings [line items]
Debt				$ 1,260.9				$ 1,255.4
R&D, project term	5 years 6 months
Unsecured Senior Notes, Between 2019 and December 2027
Disclosure of detailed information about borrowings [line items]
Debt instrument, basis spread on floating interest rate				$ 50.0
Unsecured Senior Notes, June 2019
Disclosure of detailed information about borrowings [line items]
Notional amount			$ 60.0				$ 60.0
Borrowings, interest rate			7.66%	7.66%	7.66%	7.66%
Unsecured Senior Notes, August 2021
Disclosure of detailed information about borrowings [line items]
Notional amount			$ 100.0
Unsecured Senior Notes, August 2026
Disclosure of detailed information about borrowings [line items]
Notional amount			$ 50.0
Unsecured Senior Notes, August 2021 and August 2026
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			4.47%	4.47%	4.47%	4.47%
Term Loan, June 2018
Disclosure of detailed information about borrowings [line items]
Notional amount			$ 2.9		£ 0.6		14.6		£ 2.8
R&D Obligation, Government Agency, July 2029
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity								250.0
R&D Obligation, Government Agency, July 2035
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity								$ 250.0
R&D obligation, recognized	$ 226.5	$ 169.9
Term Loan, Between October 2020 and December 2021
Disclosure of detailed information about borrowings [line items]
Notional amount			$ 14.5				$ 18.7
Borrowings, interest rate			3.31%	3.31%	3.31%	3.31%
Other Debt, March 2024
Disclosure of detailed information about borrowings [line items]
Notional amount			$ 11.0
Borrowings, interest rate			0.80%	0.80%	0.80%	0.80%
Term Loan, December 2021
Disclosure of detailed information about borrowings [line items]
Notional amount			$ 4.1
Borrowings, interest rate			3.28%	3.28%	3.28%	3.28%
Bottom of range | Unsecured Senior Notes, Between 2019 and December 2027
Disclosure of detailed information about borrowings [line items]
Notional amount				$ 125.0
Borrowings, interest rate			3.59%	3.59%	3.59%	3.59%
Notional Amount, remaining				$ 75.0
Bottom of range | Obligations Under Finance Lease, April 2018 to October 2036
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			3.49%	3.49%	3.49%	3.49%
Bottom of range | Term Loan, June 2018
Disclosure of detailed information about borrowings [line items]
Coupon rate, post swap debt			8.01%	8.01%	8.01%	8.01%
Top of range | Unsecured Senior Notes, Between 2019 and December 2027
Disclosure of detailed information about borrowings [line items]
Notional amount			$ 225.0
Borrowings, interest rate			4.15%	4.15%	4.15%	4.15%
Notional Amount, remaining			$ 225.0
Top of range | Obligations Under Finance Lease, April 2018 to October 2036
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			10.68%	10.68%	10.68%	10.68%
Top of range | Term Loan, June 2018
Disclosure of detailed information about borrowings [line items]
Coupon rate, post swap debt							7.97%	7.97%	7.97%	7.97%
Euro Interbank Offered Rate (EURIBOR) | Term Loan, January 2020
Disclosure of detailed information about borrowings [line items]
Notional amount | €						€ 1.3				€ 2.0
Recourse Debt
Disclosure of detailed information about borrowings [line items]
Debt				$ 1,174.9				$ 1,192.8
Recourse Debt | Unsecured Senior Notes, Between 2019 and December 2027
Disclosure of detailed information about borrowings [line items]
Debt				415.0				424.0
Recourse Debt | Unsecured Senior Notes, June 2019
Disclosure of detailed information about borrowings [line items]
Debt				75.7				77.9
Recourse Debt | Unsecured Senior Notes, August 2021 and August 2026
Disclosure of detailed information about borrowings [line items]
Debt				193.4				199.3
Recourse Debt | Obligations Under Finance Lease, April 2018 to October 2036
Disclosure of detailed information about borrowings [line items]
Debt				145.4				173.3
Recourse Debt | Term Loan, June 2018
Disclosure of detailed information about borrowings [line items]
Debt				5.1				23.6
Recourse Debt | R&D Obligation, Government Agency, July 2029
Disclosure of detailed information about borrowings [line items]
Debt				167.7				160.5
Recourse Debt | R&D Obligation, Government Agency, July 2035
Disclosure of detailed information about borrowings [line items]
Debt				132.6				92.0
Recourse Debt | Term Loan, January 2020
Disclosure of detailed information about borrowings [line items]
Debt				1.8				2.7
Recourse Debt | Term Loan, Between October 2020 and December 2021
Disclosure of detailed information about borrowings [line items]
Debt				18.7				24.9
Recourse Debt | Other Debt, March 2024
Disclosure of detailed information about borrowings [line items]
Debt				14.2				14.6
Recourse Debt | Term Loan, December 2021
Disclosure of detailed information about borrowings [line items]
Debt				$ 5.3				$ 0.0